united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Leland Currency Strategy Fund
Class A Shares: GHCAX	Class C Shares: GHCCX	Class I Shares: GHCIX

Leland International Advantage Fund
Class A Shares: LDAAX	Class C Shares: LDACX	Class I Shares: LDAIX

Leland Real Asset Opportunities Fund
Class A Shares: GHTAX	Class C Shares: GHTCX	Class I Shares: GHTIX

Leland Thomson Reuters Private Equity Index Fund
Class A Shares: LDPAX	Class C Shares: LDPCX	Class I Shares: LDPIX

Leland Thomson Reuters Venture Capital Index Fund
Class A Shares: LDVAX	Class C Shares: LDVCX	Class I Shares: LDVIX

Semi-Annual Report

March 31, 2017

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

LELAND CURRENCY STRATEGY FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmark:

			Inception** -
	Six Month	One Year	March 31, 2017
Leland Currency Strategy Fund - Class A	1.38%	(3.05)%	5.97%
Leland Currency Strategy Fund - Class A with load	(4.47)%	(8.63)%	3.78%
Leland Currency Strategy Fund - Class C	1.05%	(3.75)%	5.37%
Leland Currency Strategy Fund - Class I	1.55%	(2.80)%	6.10%
BofAML US Dollar LIBOR 3 Month Constant Maturity ***	0.43%	0.74%	0.44%
S&P 500 Total Return Index ****	10.12%	17.17%	9.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 2.03% for Class A shares, 2.78% for Class C shares and 1.78% for Class I shares per the Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 30, 2014.

***	BofAML US Dollar LIBOR (London Interbank Offered Rate) 3 Month Constant Maturity is the interest rate offered by a specific group of London banks for the U.S. dollar deposits with a three-month maturity.

****	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2017	% of Net Assets
Short-Term Investments	76.7%
Other Assets in Excess of Liabilities - Net	23.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND REAL ASSET OPPORTUNITIES FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2017
Leland Real Asset Opportunities Fund - Class A	6.08%	22.52%	(0.35)%
Leland Real Asset Opportunities Fund - Class A with load	(0.02)%	15.44%	(2.02)%
Leland Real Asset Opportunities Fund - Class C	5.68%	21.61%	(1.07)%
Leland Real Asset Opportunities Fund - Class I	6.28%	22.81%	(0.08)%
S&P 500 Total Return Index ***	10.12%	17.17%	12.56%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 1.64% for Class A shares, 2.39% for Class C shares and 1.39% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2013.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2017	% of Net Assets
Mortgage REITs	22.9%
Diversified REITs	20.2%
Oil & Gas Storage & Transportation	15.8%
Hotel & Resort REITs	9.3%
Health Care REITs	8.8%
Equity Fund	6.8%
Oil & Gas Refining & Marketing	3.2%
Short-term Investment	12.7%
Other Assets in Excess of Liabilities- Net	0.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmark:

			Inception** -
	Six Month	One Year	March 31, 2017
Leland Thomson Reuters Private Equity Index Fund - Class A	8.92%	15.67%	10.77%
Leland Thomson Reuters Private Equity Index Fund - Class A with load	2.63%	9.03%	6.57%
Leland Thomson Reuters Private Equity Index Fund - Class C	8.45%	14.94%	10.32%
Leland Thomson Reuters Private Equity Index Fund - Class I	9.10%	16.09%	11.03%
S&P 500 Total Return Index ***	10.12%	17.17%	15.51%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 1.88% for Class A shares, 2.63% for Class C shares and 1.63% for Class I shares per the Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is September 18, 2015.

***	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2017	% of Net Assets
Internet	9.7%
Retail	6.9%
Banks	6.5%
Pharmaceuticals	6.5%
Aerospace/Defense	4.3%
Chemicals	4.1%
Computers	4.0%
Software	3.9%
Miscellaneous Manufacturing	3.7%
Media	3.6%
Other Assets in Excess of Liabilities - Net	46.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmark:

			Inception** -	Inception*** -
	Six Month	One Year	March 31, 2017	March 31, 2017
Leland Thomson Reuters Venture Capital Index Fund - Class A	11.50%	18.84%	15.42%	N/A
Leland Thomson Reuters Venture Capital Index Fund - Class A with load	5.10%	11.99%	12.96%	N/A
Leland Thomson Reuters Venture Capital Index Fund - Class C	11.13%	17.94%	N/A	17.10%
Leland Thomson Reuters Venture Capital Index Fund - Class I	11.67%	19.12%	15.57%	N/A
NASDAQ OTC Composite Index ****	11.29%	21.39%	12.27%	15.46%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 1.85% for Class A shares, 2.60% for Class C shares and 1.60% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2014.

***	Inception date is September 23, 2015.

***	National Association of Securities Dealers Automated Quotation System (NASDAQ) is a nationwide computerized quotation system for over 5,500 over-the-counter stocks. The NADAQ OTC Composite index is compiled of more than 4,800 stocks that are traded via this system. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2017	% of Net Assets
Software	20.3%
Internet	19.6%
Computers	14.0%
Healthcare-Products	8.1%
Healthcare-Services	6.4%
Diversified Financial Services	5.1%
Commercial Services	4.6%
Telecommunications	2.2%
Auto Parts & Equipment	2.0%
Semiconductors	2.0%
Other Assets in Excess of Liabilities - Net	15.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND CURRENCY STRATEGY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Fair Value

	SHORT-TERM INVESTMENTS - 76.7%
	MONEY MARKET FUND - 76.7%
15,352,114	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.91% * (Cost $15,352,114)	$15,352,114

	TOTAL INVESTMENTS - 76.7% (Cost $15,352,114) (a)	$15,352,114
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.3%	4,676,628
	NET ASSETS - 100.0%	$20,028,742

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,352,114 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation	$—

As of March 31, 2017, the following Forward Foreign Currency Contracts were open with UBS Investment Bank:

	Forward Foreign Currency Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Fair Value	Gain/(Loss)
To Buy:
	Australian	4/21/2017	21,238,992	16,220,612	(633)
	British	4/21/2017	10,495,637	13,156,488	53,885
	Canadian	4/21/2017	4,959,240	3,730,321	30,187
	Japanese	4/21/2017	2,001,754,900	17,995,710	433,278
	New Zealand	4/21/2017	23,879,867	16,730,871	69,512
	Norwegian	4/21/2017	140,567,406	16,374,909	(104,988)
	Singapore	4/21/2017	325,062	232,417	2,167
	Swedish	4/21/2017	160,832,356	17,966,282	(150,321)
	Unrealized gain on forward foreign currency contracts				$333,087
To Sell:
	British	4/21/2017	12,231,465	15,332,383	(367,382)
	Euro	4/21/2017	18,383,019	19,629,529	94,355
	New Zealand	4/21/2017	30,517	21,381	39
	Norwegian	4/21/2017	92,174,246	10,737,517	29,838
	Singapore	4/21/2017	33,343,929	23,840,729	39,256
	Swedish	4/21/2017	147,568,300	16,484,579	82,740
	Swiss	4/21/2017	22,745,714	22,735,827	70,794
	Unrealized loss on forward foreign currency contracts				$(50,360)

See accompanying notes to financial statements.

LELAND REAL ASSET OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Fair Value

	COMMON STOCK - 19.0%
	OIL & GAS REFINING & MARKETING - 3.2%
21,458	Tesoro Corp.	$1,739,385

	OIL & GAS STORAGE & TRANSPORTATION - 15.8%
613,755	DHT Holdings, Inc	2,743,485
237,651	Euronav SA	1,877,443
430,049	Scorpio Tankers, Inc.	1,909,418
232,368	Teekay Corp.	2,126,167
		8,656,513

	TOTAL COMMON STOCK (Cost $10,926,691)	10,395,898

	EXCHANGE TRADED FUNDS - 6.8%
	EQUITY FUND - 6.8%
332,281	InfraCap MLP ETF	3,714,902
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,831,655)	3,714,902

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 61.2%
	DIVERSIFIED REITs - 20.2%
419,656	Colony NorthStar, Inc.	5,417,759
84,368	Gramercy Property Trust	2,218,881
152,740	Lexington Realty Trust	1,524,345
185,592	Spirit Realty Capital, Inc.	1,880,047
		11,041,032
	HEALTH CARE REITs - 8.8%
301,409	New Senior Investment Group	3,074,372
52,991	Omega Healthcare Investors, Inc.	1,748,173
		4,822,545
	HOTEL & RESORT REITs - 9.3%
331,573	FelCor Lodging Trust, Inc.	2,490,113
82,362	Hospitality Properties Trust	2,596,874
		5,086,987
	MORTGAGE REITs - 22.9%
71,492	Blackstone Mortgage Trust, Inc.	2,213,392
381,260	New Residential Investment Corp.	6,473,795
171,717	Starwood Property Trust, Inc.	3,877,370
		12,564,557

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,690,229)	33,515,121

	SHORT-TERM INVESTMENTS - 12.7%
	MONEY MARKET FUND - 12.7%
6,982,408	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.91% ** (Cost $6,982,408)	6,982,408

	TOTAL INVESTMENTS - 99.7% (Cost $50,430,983) (a)	$54,608,329
	TOTAL CALL OPTIONS WRITTEN - (0.2) % (Premiums Received - $135,410)	$(98,040)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	280,482
	NET ASSETS - 100.0%	$54,790,771

Contracts +		Fair Value
	WRITTEN CALL OPTIONS * - (0.2) %
817	Hospitality Properties Trust
	Expiration June 2017, Exercise Price $31.00	$98,040

	TOTAL WRITTEN CALL OPTIONS (Premiums received - $135,410)	98,040

+	Each contract represents 100 shares of the underlying stock.

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

^	Security held as collateral for written call options outstanding.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $51,667,100 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,936,208
Unrealized depreciation	(1,093,019)
Net unrealized appreciation	$2,843,189

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Fair Value

	COMMON STOCKS - 96.6%
	AEROSPACE/DEFENSE - 4.3%
524	Boeing Co.	$92,675
214	General Dynamics Corp.	40,061
251	Lockheed Martin Corp.	67,168
162	Northrop Grumman Corp.	38,530
268	Raytheon Co.	40,870
769	United Technologies Corp.	86,289
		365,593
	AGRICULTURE - 2.9%
1,355	Altria Group, Inc.	96,774
950	Philip Morris International, Inc.	107,255
611	Reynolds American, Inc.	38,505
		242,534
	AIRLINES - 0.4%
688	Delta Air Lines, Inc.	31,620

	APPAREL - 0.5%
824	NIKE, Inc.	45,922

	AUTO MANUFACTURERS - 0.7%
2,495	Ford Motor Co.	29,042
903	General Motors Co.	31,930
		60,972
	BANKS - 6.5%
4,076	Bank of America Corp.	96,153
418	Bank of New York Mellon Corp.	19,742
200	Capital One Financial Corp.	17,332
1,160	Citigroup, Inc.	69,391
148	Goldman Sachs Group, Inc.	33,999
1,442	JPMorgan Chase & Co.	126,665
611	Morgan Stanley	26,175
191	PNC Financial Services Group, Inc.	22,966
683	US Bancorp	35,175
1,822	Wells Fargo & Co.	101,413
		549,011
	BEVERAGES - 2.9%
2,676	Coca-Cola Co.	113,569
112	Constellation Brands, Inc.	18,152
987	PepsiCo, Inc.	110,406
		242,127
	BIOTECHNOLOGY - 1.9%
307	Amgen, Inc.	50,369
88	Biogen, Inc. *	24,061
361	Celgene Corp. *	44,919
582	Gilead Sciences, Inc.	39,529
		158,878
	BUILDING MATERIALS - 0.5%
381	Johnson Controls International plc	16,048
64	Martin Marietta Materials, Inc.	13,968
128	Vulcan Materials Co.	15,421
		45,437
	CHEMICALS - 4.1%
232	Air Products & Chemicals, Inc.	31,387
143	Celanese Corp.	12,849
1,322	Dow Chemical Co.	84,000
700	EI du Pont de Nemours & Co.	56,231
363	LyondellBasell Industries NV	33,102
294	Monsanto Co.	33,281
289	PPG Industries, Inc.	30,368
295	Praxair, Inc.	34,987
88	Sherwin-Williams Co.	27,297
		343,502
	COMMERCIAL SERVICES - 0.8%
413	Automatic Data Processing, Inc.	42,287
615	PayPal Holdings, Inc. *	26,457
		68,744

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value

	COMPUTERS - 4.0%
344	Accenture PLC - Cl. A	$41,239
1,295	Apple, Inc. #	186,040
907	Hewlett Packard Enterprise Co.	21,496
489	International Business Machines Corp.	85,154
		333,929
	COSMETICS/PERSONAL CARE - 2.5%
579	Colgate-Palmolive Co.	42,377
1,852	Procter & Gamble Co. #	166,402
		208,779
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
300	American Express Co.	23,733
49	BlackRock, Inc. - Cl. A	18,792
458	Charles Schwab Corp.	18,691
532	MasterCard, Inc. - Cl. A	59,834
988	Visa, Inc. - Cl. A	87,804
		208,854
	ELECTRIC - 1.5%
181	American Electric Power, Inc.	12,151
212	Dominion Resources, Inc.	16,445
254	Duke Energy Corp.	20,831
111	Edison International	8,837
296	Exelon Corp.	10,650
168	NextEra Energy, Inc.	21,566
185	PG&E Corp.	12,277
234	PPL Corp.	8,749
360	Southern Co.	17,921
		129,427
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
591	Emerson Electric Co.	35,377

	ELECTRONICS - 1.0%
699	Honeywell International, Inc.	87,284

	FOOD - 2.0%
371	General Mills, Inc.	21,893
656	Kraft Heinz Co.	59,571
552	Kroger Co.	16,278
1,079	Mondelez International, Inc. - Cl. A	46,483
373	Sysco Corp.	19,366
		163,591
	FOREST PRODUCTS & PAPER - 0.3%
451	International Paper Co.	22,902

	GAS - 0.1%
86	Sempra Energy	9,503

	HEALTHCARE-PRODUCTS - 1.3%
791	Abbott Laboratories	35,128
602	Medtronic PLC	48,497
178	Thermo Fisher Scientific, Inc.	27,341
		110,966
	HEALTHCARE-SERVICES - 0.8%
415	UnitedHealth Group, Inc.	68,064

	HOUSEHOLD PRODUCTS/WARES - 0.4%
228	Kimberly-Clark Corp.	30,012

	INSURANCE - 2.5%
386	American International Group, Inc.	24,098
758	Berkshire Hathaway, Inc. *	126,343
159	Chubb Ltd.	21,664
366	MetLife, Inc.	19,332
169	Prudential Financial, Inc.	18,029
		209,466

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value

	INTERNET - 9.7%
194	Alphabet, Inc. *#	$160,935
154	Alphabet, Inc. - Cl. A *	130,561
256	Amazon.com, Inc. *#	226,954
575	EBay, Inc. *	19,303
1,217	Facebook, Inc. - Cl. A *#	172,875
206	Netflix, Inc. *	30,449
32	Priceline Group, Inc. *	56,959
479	Yahoo! Inc. *	22,230
		820,266
	IRON/STEEL - 0.2%
333	Nucor Corp.	19,887

	LODGING - 0.2%
183	Marriott International, Inc.	17,235

	MACHINERY-CONSTRUCTION & MINING - 0.6%
536	Caterpillar, Inc.	49,719

	MEDIA - 3.6%
49	Charter Communications Inc - A *	16,042
2,969	Comcast Corp.	111,605
507	Time Warner, Inc.	49,539
606	Twenty-First Century Fox, Inc.	19,628
959	Walt Disney Co.	108,741
		305,555
	MINING - 0.4%
1,318	Freeport-McMoRan, Inc. *	17,608
563	Newmont Mining Corp.	18,556
		36,164
	MISCELLANEOUS MANUFACTURING - 3.7%
549	3M Co.	105,040
5,633	General Electric Co. #	167,863
274	Illinois Tool Works, Inc.	36,297
		309,200
	OIL & GAS - 5.6%
287	Anadarko Petroleum Corp.	17,794
169	Apache Corp.	8,685
968	Chevron Corp.	103,934
52	Concho Resources, Inc. *	6,674
601	ConocoPhillips	29,972
265	Devon Energy Corp.	11,056
258	EOG Resources, Inc.	25,168
2,127	Exxon Mobil Corp. #	174,435
134	Hess Corp.	6,460
271	Marathon Petroleum Corp.	13,696
392	Occidental Petroleum Corp.	24,837
227	Phillips 66	17,983
87	Pioneer Natural Resources Co.	16,202
236	Valero Energy Corp.	15,644
		472,540
	OIL & GAS SERVICES - 1.0%
205	Baker Hughes, Inc.	12,263
413	Halliburton Co.	20,324
667	Schlumberger, Ltd.	52,093
		84,680
	PACKAGING & CONTAINERS - 0.3%
181	Ball Corp.	13,441
213	WestRock Co.	11,082
		24,523

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value

	PHARMACEUTICALS - 6.5%
678	AbbVie, Inc.	$44,178
184	Allergan PLC *	43,961
770	Bristol-Myers Squibb Co.	41,873
426	Eli Lilly & Co.	35,831
396	Express Scripts Holding Co. *	26,100
1,261	Johnson & Johnson #	157,058
153	McKesson Corp.	22,684
1,288	Merck & Co., Inc.	81,840
2,827	Pfizer, Inc.	96,712
		550,237
	PIPELINES - 0.4%
1,022	Kinder Morgan, Inc.	22,218
356	Williams Cos, Inc.	10,534
		32,752
	RETAIL - 6.9%
282	Costco Wholesale Corp.	47,289
731	CVS Health Corp.	57,384
746	Home Depot, Inc.	109,535
564	Lowe’s Cos, Inc.	46,366
551	McDonald’s Corp.	71,415
896	Starbucks Corp.	52,318
363	Target Corp.	20,034
388	TJX Cos, Inc.	30,683
647	Walgreens Boots Alliance, Inc.	53,733
1,073	Wal-Mart Stores, Inc.	77,342
246	Yum! Brands, Inc.	15,719
		581,818
	SEMICONDUCTORS - 3.4%
588	Applied Materials, Inc.	22,873
179	Broadcom Corp.	39,194
2,648	Intel Corp.	95,513
235	NVIDIA Corp.	25,599
188	NXP Semiconductors NV *	19,458
824	QUALCOMM, Inc.	47,248
465	Texas Instruments, Inc.	37,460
		287,345
	SOFTWARE - 3.9%
408	Activision Blizzard, Inc.	20,343
230	Adobe Systems, Inc. *	29,930
2,619	Microsoft Corp. #	172,487
1,784	Oracle Corp.	79,584
297	Salesforce.com, Inc. *	24,500
		326,844
	TELECOMMUNICATIONS - 2.4%
1,361	AT&T, Inc.	56,550
2,806	Cisco Systems, Inc.	94,843
57	Level 3 Communications, Inc. *	3,262
63	T-Mobile US, Inc. *	4,069
901	Verizon Communications, Inc.	43,924
		202,648
	TRANSPORTATION - 3.0%
804	CSX Corp.	37,426
210	FedEx Corp.	40,982
266	Norfolk Southern Corp.	29,784
708	Union Pacific Corp.	74,991
635	United Parcel Service, Inc. - Cl. B	68,136
		251,319

	TOTAL COMMON STOCK (Cost $7,020,110)	8,145,226

	REAL ESTATE INVESTMENT TRUSTS - 0.5%
158	American Tower Corp.	19,203
104	Simon Property Group, Inc.	17,891
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $33,169)	37,094

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value

	SHORT TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
234,959	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.91% ** (Cost $234,959)	$234,959

	TOTAL INVESTMENTS - 99.9% (Cost $7,288,238) (a)	$8,417,279
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	11,096
	NET ASSETS - 100.0%	$8,428,375

ETF- Exchange Traded Fund

PLC- Public Limited Company

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

#	All or a portion of the security is segregated as collateral for swap contracts at March 31, 2017. Total collateral had a value of $1,015,399 at March 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,301,205 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,195,868
Unrealized depreciation	(79,794)
Net unrealized appreciation	$1,116,074

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at March 31, 2017 are as follows:

				Termination
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Net Unrealized Gain (loss)
Societe Generale	Index Swap ~	0.50%	Index Return	4/3/2017	$8,386,045	$(10,980)
Societe Generale	Basket Swap ^	1-Month LIBOR +	Basket Return	4/3/2017	360,242	6,911
		0.50%
		Net Unrealized Loss from Open Swap Contracts				$(4,069)

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

~	The Index Swap is made up of the Dow Jones Industrial Average Total Return Index, the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on March 31, 2017.

Societe Generale Equity Basket Swap

Shares	Description	Fair Value	Unrealized Gain (Loss)
1,568	Apple, Inc.	225,259	$5,669
925	General Electric Co.	27,565	(361)
1,742	Microsoft Corp.	114,728	1,603
	Total Unrealized Gain		6,911

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Fair Value

	COMMON STOCKS - 94.7%
	AEROSPACE/DEFENSE - 1.0%
200	Boeing Co.	$35,372
96	Lockheed Martin Corp.	25,690
294	United Technologies Corp.	32,990
		94,052
	AGRICULTURE - 0.5%
295	Altria Group, Inc.	21,069
207	Philip Morris International, Inc.	23,370
		44,439
	AUTO PARTS & EQUIPMENT - 1.1%
1,621	Mobileye NV *	99,529

	BANKS - 0.8%
678	Bank of America Corp.	15,994
193	Citigroup, Inc.	11,545
25	Goldman Sachs Group, Inc.	5,743
250	JPMorgan Chase & Co.	21,960
113	US Bancorp	5,820
303	Wells Fargo & Co.	16,865
		77,927
	BEVERAGES - 0.5%
584	Coca-Cola Co.	24,785
215	PepsiCo, Inc.	24,050
		48,835
	BIOTECHNOLOGY - 0.4%
45	Amgen, Inc.	7,383
85	Gilead Sciences, Inc.	5,773
174	Illumina, Inc. *	29,691
		42,847
	CHEMICALS - 1.0%
74	Air Products & Chemicals, Inc.	10,011
450	Dow Chemical Co.	28,593
261	EI du Pont de Nemours & Co.	20,966
116	LyondellBasell Industries NV	10,578
92	PPG Industries, Inc.	9,667
94	Praxair, Inc.	11,148
28	Sherwin-Williams Co.	8,685
		99,648
	COMMERCIAL SERVICES - 4.6%
552	Gartner, Inc. *	59,610
5,017	Paypal Holdings *	215,831
1,345	Total System Services, Inc	71,904
1,155	Verisk Analytics, Inc. *	93,717
		441,062
	COMPUTERS - 14.0%
2,142	Accenture PLC - Cl. A	256,783
1,112	Amdocs Ltd.	67,821
1,766	Apple, Inc. #	253,704
1,029	Check Point Software Technologies Ltd.	105,637
4,538	Cognizant Technology Solutions Corp. - Cl. A *	270,102
949	Computer Sciences Corp.	65,490
623	Hewlett Packard Enterprise Co.	14,765
1,334	International Business Machines Corp. #	232,303
1,191	Leidos Holdings, Inc.	60,908
		1,327,513
	COSMETICS/PERSONAL CARE - 0.4%
404	Procter & Gamble Co.	36,299

	DIVERSIFIED FINANCIAL SERVICES - 5.1%
2194	MasterCard, Inc. - Cl. A #	246,759
2,671	Visa, Inc. - Cl. A #	237,372
		484,131
	ELECTRONICS - 0.6%
505	Agilent Technologies, Inc.	26,699
267	Honeywell International, Inc.	33,340
		60,039

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value

	FOOD - 0.2%
135	Kraft Heinz Co.	$12,259
231	Mondelez International, Inc. - Cl. A	9,951
		22,210
	FOREST PRODUCTS & PAPER - 0.1%
144	International Paper Co.	7,312

	HEALTHCARE-PRODUCTS - 8.1%
905	Baxter International, Inc.	46,933
350	Becton Dickinson and Co.	64,204
1,808	Boston Scientific Corp. *	44,965
109	CR Bard, Inc.	27,091
954	Danaher Corp.	81,596
375	DENTSPLY SIRONA, Inc.	23,415
320	Edwards Lifesciences Corp. *	30,102
110	Henry Schein, Inc. *	18,697
60	Intuitive Surgical, Inc. *	45,988
2,154	Medtronic PLC	173,526
530	Stryker Corp.	69,775
656	Thermo Fisher Scientific, Inc.	100,762
333	Zimmer Biomet Holdings, Inc.	40,663
		767,717
	HEALTHCARE-SERVICES - 6.4%
584	Aetna, Inc.	74,489
438	Anthem, Inc.	72,436
275	Centene Corp. *	19,597
427	Cigna Corp.	62,551
503	HCA Holdings, Inc. *	44,762
221	Humana, Inc.	45,557
155	Laboratory Corp of America Holdings *	22,238
194	Quest Diagnostics, Inc.	19,049
1,484	UnitedHealth Group, Inc.	243,391
		604,070
	INSURANCE - 0.2%
131	Berkshire Hathaway, Inc. *	21,835

	INTERNET - 19.6%
309	Alphabet, Inc. *#	256,334
293	Alphabet, Inc. - Cl. A *#	248,405
33	Amazon.com, Inc. *	29,256
1,000	CDW Corp.	57,710
7,837	eBay, Inc. *#	263,088
479	F5 Networks, Inc. *	68,291
1,839	Facebook, Inc. - Cl. A *#	261,230
1,134	Palo Alto Networks, Inc. *	167,617
635	Splunk, Inc. *	71,552
4,505	Symantec Corp.	138,213
5,291	Twitter, Inc. *	79,100
4,751	Yahoo!, Inc. *	220,494
		1,861,290
	IRON/STEEL - 0.1%
106	Nucor Corp.	6,330

	MACHINERY - CONTRUCTION & MINING - 0.2%
200	Caterpillar, Inc.	18,552

	MEDIA - 0.5%
59	Charter Communications, Inc. *	19,312
383	Comcast Corp.	14,397
123	Walt Disney Co.	13,947
		47,656
	MINING - 0.1%
441	Freeport-McMoRan, Inc. *	5,892
180	Newmont Mining Corp.	5,933
		11,825
	MISCELLANEOUS MANUFACTURING - 1.4%
210	3M Co.	40,179
3,151	General Electric Co.	93,900
		134,079

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value

	OIL & GAS - 1.3%
79	Anadarko Petroleum Corp.	$4,898
298	Chevron Corp.	31,996
185	ConocoPhillips	9,226
79	EOG Resources, Inc.	7,706
656	Exxon Mobil Corp.	53,799
120	Occidental Petroleum Corp.	7,603
63	Phillips 66	4,991
		120,219
	OIL & GAS SERVICES - 0.2%
127	Halliburton Co.	6,250
206	Schlumberger Ltd.	16,089
		22,339
	PHARMACEUTICALS - 0.5%
185	Johnson & Johnson	23,042
189	Merck & Co., Inc.	12,009
414	Pfizer, Inc.	14,163
		49,214
	PIPELINES - 0.1%
283	Kinder Morgan Inc.	6,152

	RETAIL - 0.6%
151	CVS Health Corp.	11,854
96	Home Depot, Inc.	14,096
140	Walgreens Boots Alliance, Inc.	11,627
234	Wal-Mart Stores, Inc.	16,867
		54,444
	SEMICONDUCTORS - 2.0%
404	Applied Materials, Inc.	15,716
120	Broadcom Ltd.	26,275
1,771	Intel Corp.	63,880
162	NVIDIA Corp.	17,647
129	NXP Semiconductors NV *	13,352
551	QUALCOMM, Inc.	31,594
311	Texas Instruments, Inc.	25,054
		193,518
	SOFTWARE - 20.3%
1,652	Adobe Systems, Inc. *	214,975
1,125	Akamai Technologies, Inc. *	67,163
1,447	Autodesk, Inc. *	125,122
2,132	CA, Inc.	67,627
1,015	CDK Global, Inc.	65,985
508	Cerner Corp. *	29,896
1,127	Citrix Systems, Inc. *	93,981
1,723	Intuit, Inc.	199,851
3,572	Microsoft Corp. #	235,252
4,991	Oracle Corp. #	222,649
1,224	Red Hat, Inc. *	105,876
2,378	Salesforce.com, Inc. *	196,161
1,216	ServiceNow, Inc. *	106,364
1,011	Synopsys, Inc.	72,923
643	Vmware, Inc. *	59,246
756	Workday, Inc. *	62,960
		1,926,031
	TELECOMMUNICATIONS - 2.2%
1,694	AT&T, Inc.	70,386
139	CenturyLink, Inc.	3,276
1,878	Cisco Systems, Inc.	63,476
32	CommScope Holding Co., Inc. *	1,335
76	Level 3 Communications, Inc. *	4,349
203	Sprint Corp. *	1,762
81	T-Mobile US, Inc. *	5,232
1,122	Verizon Communications, Inc.	54,697
46	Zayo Group Holdings, Inc. *	1,513
		206,026

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value

	TRANSPORTATION - 0.6%
264	Union Pacific Corp.	$27,963
236	United Parcel Service, Inc. - Cl. B	25,323
		53,286

	TOTAL COMMON STOCK (Cost $7,391,274)	8,990,426

	REAL ESTATE INVESTMENT TRUSTS - 0.0%
32	SBA Communications Corp. *	3,852
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,425)	3,852

	SHORT TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
379,818	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.91% ** (Cost $379,818)	379,818

	TOTAL INVESTMENTS - 98.7% (Cost $7,774,517) (a)	$9,374,096
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	125,968
	NET ASSETS - 100.0%	$9,500,064

ETF- Exchange Traded Fund

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

#	All or a portion of the security is segregated as collateral for swap contracts at March 31, 2017. Total collateral had a value of $961,649 at March 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,991,597 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,430,602
Unrealized depreciation	(48,103)
Net unrealized appreciation	$1,382,499

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at March 31, 2017 are as follows:

			Fund	Termination		Net Unrealized
Counterparty	Reference Entity/ Obligation	Fund Pays	Receives	Date	Notional Amount	Gain (Loss)
Societe Generale	Index Swap ~	0.45%	Index Return	4/3/2017	$9,194,074	$87,743
Societe Generale	Basket Swap ^	1-Month	Basket Return	4/3/2017	3,929,802	20,543
		LIBOR + 0.45%
		Net Unrealized Gain from Open Swap Contracts				$108,286

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

~	The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on March 31, 2017.

Societe Generale Equity Basket Swap

Shares	Description	Fair Value	Unrealized Gain (Loss)
2,463	Accenture PLC	$295,264	$(10,320)
1,512	Adobe Systems, Inc.	196,757	10,594
399	Alphabet, Inc.	330,994	(2,267)
396	Alphabet, Inc. - Cl. A	335,729	(3,544)
252	Apple, Inc.	36,202	975
66	eBay, Inc.	2,216	(46)
2,462	Facebook, Inc.	349,727	11,399
1,907	International Business Machines Corp.	332,085	(14,894)
3,083	Mastercard, Inc.	346,745	493
5,539	Microsoft Corp.	364,799	5,096
1,696	Netflix, Inc.	250,686	8,752
8,696	Oracle Corp.	387,929	14,697
3,431	Paypal Holdings, Inc.	147,602	2,025
1,708	Salesforce.com, Inc.	140,893	(2,254)
3,958	Visa, Inc.	351,747	(475)
1,835	Yahoo!, Inc.	85,162	312
	Total Unrealized Gain		20,543

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

		Leland Real	Leland Thomson	Leland Thomson
		Asset	Reuters Private	Reuters Venture
	Leland Currency	Opportunities	Equity Index	Capital Index
	Strategy Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$15,352,114	$50,430,983	$7,288,238	$7,774,517
At value	$15,352,114	$54,608,329	$8,417,279	$9,374,096
Cash held as collateral	4,405,182	—	—	—
Unrealized gain on swap contracts	—	—	6,911	108,286
Unrealized appreciation on forward foreign currency transactions	906,051	—	—	—
Receivable for Fund shares sold	9,014	101,605	—	2,700
Dividends and interest receivable	9,887	519,003	9,618	4,522
Prepaid expenses and other assets	22,055	58,435	25,267	24,085
TOTAL ASSETS	20,704,303	55,287,372	8,459,075	9,513,689

LIABILITIES
Options written, at value (Premiums received $135,410)	—	98,040	—	—
Unrealized loss on swap contracts	—	—	10,980	—
Unrealized depreciation on forward foreign currency transactions	623,324	—	—	—
Payable for Fund shares redeemed	25,117	315,671	1,108	—
Investment advisory fees payable	10,786	23,172	4,575	7,460
Distribution (12b-1) fees payable	619	12,714	—	—
Interest payable - Swaps	—	—	3,494	3,448
Payable to related parties	11,105	40,113	10,543	2,717
Accrued expenses and other liabilities	4,610	6,891	—	—
TOTAL LIABILITIES	675,561	496,601	30,700	13,625
NET ASSETS	$20,028,742	$54,790,771	$8,428,375	$9,500,064

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$21,825,214	$100,905,967	$7,180,420	$7,728,512
Accumulated net investment income (loss)	(285,514)	1,162,947	2,788	(242,082)
Accumulated net realized gain (loss) on security transactions, foreign exchange contracts, swap contracts and option contracts	(1,793,684)	(51,492,859)	120,195	305,769
Net unrealized appreciation on security transactions, currency translations, swap contracts and option contracts	282,726	4,214,716	1,124,972	1,707,865
NET ASSETS	$20,028,742	$54,790,771	$8,428,375	$9,500,064

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$6,677,168	$13,815,809	$113,171	$463,345
Shares of beneficial interest outstanding	568,087	1,496,968	10,250	37,570
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.75	$9.23	$11.04	$12.33
Maximum offering price per share (maximum sales charge of 5.75%)	$12.47	$9.79	$11.71	$13.08

Class C Shares :
Net Assets	$1,137,901	$12,839,740	$102,851	$31,166
Shares of beneficial interest outstanding	98,427	1,403,713	9,373	2,553
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.56	$9.15	$10.97	$12.21

Class I Shares:
Net Assets	$12,213,673	$28,135,222	$8,212,353	$9,005,553
Shares of beneficial interest outstanding	1,035,925	3,092,564	741,328	728,413
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.79	$9.10	$11.08	$12.36

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	Investments in Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first 12 months after their purchase.

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2017

			Leland Real	Leland Thomson	Leland Thomson
	Leland	Leland	Asset	Reuters Private	Reuters Venture
	International	Currency	Opportunities	Equity Index	Capital Index
	Advantage Fund	Strategy Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$11,320	$—	$2,176,326	$77,912	$55,790
Interest	369	42,093	17,226	764	761
TOTAL INVESTMENT INCOME	11,689	42,093	2,193,552	78,676	56,551

EXPENSES
Investment advisory fees	5,123	154,738	279,076	47,652	71,627
Distribution (12b-1) fees:
Class A	3	8,574	17,504	92	473
Class C	—	6,529	69,031	427	134
Administrative services fees	2,337	54,163	99,855	12,421	18,471
Non 12b-1 shareholder service	350	13,000	26,040	2,749	564
TOTAL EXPENSES	7,813	237,004	491,506	63,341	91,269
Less: Fees waived by the Advisor	(670)	(36,482)	(107,729)	(5,523)	(4,511)

NET EXPENSES	7,143	200,522	383,777	57,818	86,758

NET INVESTMENT INCOME (LOSS)	4,546	(158,429)	1,809,775	20,858	(30,207)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	101,890	—	2,108,285	(23,631)	391,341
Forward foreign currency transactions	(414)	(182,978)	—	—	—
Swaps	—	—	—	156,880	210,967
Options written	—	—	62,998	—	—
Net realized gain (loss) on:	101,476	(182,978)	2,171,283	133,249	602,308
Net change in unrealized appreciation (depreciation) on:
Investments	(36,346)	—	(925,733)	544,893	470,925
Forward foreign currency transactions	670	341,653	—	—	—
Swaps	—	—	—	(22,139)	(103,589)
Options written	—	—	240,210	—	—
Net change in unrealized appreciation (depreciation) on investments	(35,676)	341,653	(685,523)	522,754	367,336

NET REALIZED AND UNREALIZED GAIN	65,800	158,675	1,485,760	656,003	969,644

NET INCREASE IN NET ASSETS	$70,346	$246	$3,295,535	$676,861	$939,437

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Leland International Advantage Fund
	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income	$4,546	$4,222
Net realized gain (loss) on security transactions and forward foreign currency transactions	101,476	(1,015)
Net change in unrealized appreciation (depreciation) on security transactions and forward foreign currency translations	(35,676)	43,261
Net increase in net assets resulting from operations	70,346	46,468

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(239)	—
Class C	(1)	—
Class I	(96,100)	—
From net investment income:
Class A	(36)	—
Class I	(14,744)	—
Net decrease in net assets resulting from distributions to shareholders	(111,120)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	2,826
Class I	421,480	715,287
Net asset value of shares issued in reinvestment of distributions:
Class A	274	—
Class C	1	—
Class I	102,767	—
Redemption fee proceeds:
Class I	6	52
Payments for shares redeemed:
Class A	(3,043)	—
Class C	(10)	—
Class I	(1,342,249)	(72,187)
Net increase (decrease) in net assets from shares of beneficial interest	(820,774)	645,978

TOTAL INCREASE (DECREASE) IN NET ASSETS	(861,548)	692,446

NET ASSETS
Beginning of Period	861,548	169,102
End of Period*	$(0)	$861,548
* Includes accumulated net investment income (loss) of:	$—	$5,037

SHARE ACTIVITY
Class A:
Shares Sold	—	280
Shares Reinvested	28	—
Shares Redeemed	(310)	—
Net increase (decrease) in shares of beneficial interest outstanding	(282)	280

Class C:
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	(1)	—
Net decrease in shares of beneficial interest outstanding	(1)	—

Class I:
Shares Sold	41,740	73,210
Shares Reinvested	10,452	—
Shares Redeemed	(135,601)	(7,070)
Net increase (decrease) in shares of beneficial interest outstanding	(83,409)	66,140

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Currency Strategy Fund
	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment loss	$(158,429)	$(294,452)
Net realized loss on forward foreign currency transactions	(182,978)	(1,505,159)
Net change in unrealized appreciation on forward foreign currency translations	341,653	28,391
Net increase (decrease) in net assets resulting from operations	246	(1,771,220)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,043,947	10,609,032
Class C	2,500	1,411,649
Class I	2,680,730	29,654,767
Redemption fee proceeds:
Class A	9	12,023
Class C	2	233
Class I	82	898
Payments for shares redeemed:
Class A	(1,729,359)	(4,739,562)
Class C	(314,180)	(204,879)
Class I	(12,016,736)	(8,748,725)
Net increase (decrease) in net assets from shares of beneficial interest	(10,333,005)	27,995,436

TOTAL INCREASE IN NET ASSETS	(10,332,759)	26,224,216

NET ASSETS
Beginning of Period	30,361,501	4,137,285
End of Period*	$20,028,742	$30,361,501
* Includes accumulated net investment loss of:	$(285,514)	$(127,085)

SHARE ACTIVITY
Class A:
Shares Sold	90,818	879,974
Shares Reinvested	—	—
Shares Redeemed	(152,120)	(400,006)
Net increase (decrease) in shares of beneficial interest outstanding	(61,302)	479,968

Class C:
Shares Sold	222	116,564
Shares Reinvested	—	—
Shares Redeemed	(27,770)	(17,569)
Net increase (decrease) in shares of beneficial interest outstanding	(27,548)	98,995

Class I:
Shares Sold	234,253	2,438,974
Shares Reinvested	—	—
Shares Redeemed	(1,060,152)	(744,911)
Net increase (decrease) in shares of beneficial interest outstanding	(825,899)	1,694,063

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Real Asset Opportunities Fund
	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income	$1,809,775	$2,215,243
Net realized gain (loss) on investments and option contracts	2,171,283	(3,246,223)

Net change in unrealized appreciation (depreciation) on investments and option contracts	(685,523)	10,693,089
Net increase in net assets resulting from operations	3,295,535	9,662,109

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(234,354)	(374,754)
Class C	(192,636)	(309,271)
Class I	(507,053)	(816,816)
Net decrease in net assets resulting from distributions to shareholders	(934,043)	(1,500,841)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,338,126	2,954,582
Class C	169,356	546,250
Class I	3,759,373	10,037,098
Net asset value of shares issued in reinvestment of distributions:
Class A	218,768	356,988
Class C	181,441	290,526
Class I	480,206	773,798
Redemption fee proceeds:
Class A	24	49
Class C	—	48
Class I	5	84
Payments for shares redeemed:
Class A	(2,584,734)	(11,778,284)
Class C	(2,217,591)	(9,115,153)
Class I	(4,941,868)	(21,507,588)
Net decrease in net assets from shares of beneficial interest	(3,596,894)	(27,441,602)

TOTAL DECREASE IN NET ASSETS	(1,235,402)	(19,280,334)

NET ASSETS
Beginning of Period	56,026,173	75,306,507
End of Period*	$54,790,771	$56,026,173
* Includes accumulated net investment income (loss) of:	$1,162,947	$287,215

SHARE ACTIVITY
Class A:
Shares Sold	145,332	381,301
Shares Reinvested	24,423	47,884
Shares Redeemed	(284,762)	(1,559,626)
Net decrease in shares of beneficial interest outstanding	(115,007)	(1,130,441)

Class C:
Shares Sold	18,875	67,901
Shares Reinvested	20,430	39,486
Shares Redeemed	(245,031)	(1,208,648)
Net decrease in shares of beneficial interest outstanding	(205,726)	(1,101,261)

Class I:
Shares Sold	419,262	1,239,360
Shares Reinvested	54,389	101,026
Shares Redeemed	(554,702)	(2,872,048)
Net decrease in shares of beneficial interest outstanding	(81,051)	(1,531,662)

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Private Equity Index Fund
	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income	$20,858	$42,609
Net realized gain on security transactions and swap contracts	133,249	290,349
Net change in unrealized appreciation on security transactions and swap contracts	522,754	594,008
Net increase in net assets resulting from operations	676,861	926,966

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,005)	—
Class C	(1,375)	—
Class I	(104,352)	—
From net investment income:
Class A	—	(131)
Class C	—	(1)
Class I	—	(250,666)
Net decrease in net assets resulting from distributions to shareholders	(106,732)	(250,798)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	79,437	23,996
Class C	—	90,000
Class I	952,275	910,605
Net asset value of shares issued in reinvestment of distributions:
Class A	1,005	131
Class C	1,375	1
Class I	101,006	245,784
Redemption fee proceeds:
Class I	5	10
Payments for shares redeemed:
Class A	—	(529)
Class I	(231,804)	(92,877)
Net increase in net assets from shares of beneficial interest	903,299	1,177,121

TOTAL INCREASE IN NET ASSETS	1,473,428	1,853,289

NET ASSETS
Beginning of Period	6,954,947	5,101,658
End of Period*	$8,428,375	$6,954,947
* Includes accumulated net investment income (loss) of:	$2,788	$(18,070)

SHARE ACTIVITY
Class A:
Shares Sold	7,737	2,457
Shares Reinvested	96	13
Shares Redeemed	—	(54)
Net increase in shares of beneficial interest outstanding	7,833	2,416

Class C:
Shares Sold	—	9,239
Shares Reinvested	132	1
Net increase in shares of beneficial interest outstanding	132	9,240

Class I:
Shares Sold	89,954	98,848
Shares Reinvested	9,629	24,802
Shares Redeemed	(21,914)	(9,363)
Net increase in shares of beneficial interest outstanding	77,669	114,287

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Venture Capital Index Fund
	Six Months Ended
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment loss	$(30,207)	$(16,562)
Net realized gain on security transactions and swap contracts	602,308	440,803
Net change in unrealized appreciation on security transactions, and swap contracts	367,336	1,728,820
Net increase in net assets resulting from operations	939,437	2,153,061

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(13,769)	(913)
Class C	(1,077)	—
Class I	(525,119)	(610,517)
From net investment income:
Class A	—	(524)
Class C	—	(1)
Class I	—	(358,730)
Net decrease in net assets resulting from distributions to shareholders	(539,965)	(970,685)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	165,834	309,805
Class C	—	40,000
Class I	745,001	1,124,302
Net asset value of shares issued in reinvestment of distributions:
Class A	13,769	1,437
Class C	1,077	1
Class I	512,874	960,488
Redemption fee proceeds:
Class I	—	6
Payments for shares redeemed:
Class A	(61,854)	(37,149)
Class C	—	(14,894)
Class I	(6,091,874)	(204,619)
Net increase (decrease) in net assets from shares of beneficial interest	(4,715,173)	2,179,377

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,315,701)	3,361,753

NET ASSETS
Beginning of Period	13,815,765	10,454,012
End of Period*	$9,500,064	$13,815,765
* Includes accumulated net investment loss of:	$(242,082)	$(211,875)

SHARE ACTIVITY
Class A:
Shares Sold	14,408	30,200
Shares Reinvested	1,254	126
Shares Redeemed	(5,374)	(3,520)
Net increase in shares of beneficial interest outstanding	10,288	26,806

Class C:
Shares Sold	—	3,775
Shares Reinvested	99	— (a)
Shares Redeemed	—	(1,322)
Net increase in shares of beneficial interest outstanding	99	2,453

Class I:
Shares Sold	64,258	105,320
Shares Reinvested	46,625	84,624
Shares Redeemed	(552,914)	(20,085)
Net increase (decrease) in shares of beneficial interest outstanding	(442,031)	169,859

(a)	Less than 1 share

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,	September 30,
	(Unaudited)		2016	2015	2014 (1)
Net asset value, beginning of period	$11.59		$12.03	$10.21	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.08)		(0.17)	(0.17)	0.00	(8)
Net realized and unrealized gain (loss) on investments	0.24		(0.30)	2.02	0.21
Total from investment operations	0.16		(0.47)	1.85	0.21
Paid in capital from redemption fees	0.00	(8)	0.03	0.01	—
Less distributions from:
Net investment income	—		—	(0.04)	—
Total distributions	—		—	(0.04)	—
Net asset value, end of period	$11.75		$11.59	$12.03	$10.21
Total return (3)	1.38	% (4)	(3.66)%	18.21%	2.10	% (4)
Net assets, at end of period	$6,677,168		$7,296,472	$1,798,167	$10.21
Ratio of gross expenses to average net assets (5,7)	2.03	% (6)	1.89%	16.22%	1.95	% (6)
Ratio of net expenses to average net assets (7)	1.75	% (6)	1.75%	1.75%	1.75	% (6)
Ratio of net investment income (loss)to average net assets (7)	(1.40	)% (6)	(1.44)%	(1.39)%	0.00	% (6)
Portfolio Turnover Rate	0	% (4)	0%	0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class A shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class C
	Six Months Ended		Year Ended		Year Ended	Period Ended
	March 31, 2017		September 30,		September 30,	September 30,
	(Unaudited)		2016		2015	2014 (1)
Net asset value, beginning of period	$11.44		$11.96		$10.21	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.12)		(0.26)		(0.26)	0.00	(8)
Net realized and unrealized gain (loss) on investments	0.24		(0.26	) (9)	2.03	0.21
Total from investment operations	0.12		(0.52)		1.77	0.21
Paid in capital from redemption fees	0.00	(8)	0.00	(8)	0.02	—
Less distributions from:
Net investment income	—		—		(0.04)	—
Total distributions	—		—		(0.04)	—
Net asset value, end of period	$11.56		$11.44		$11.96	$10.21
Total return (3)	1.05	% (4)	(4.35)%		17.53%	2.10	% (4)
Net assets, at end of period	$1,137,901		$1,441,739		$322,786	$10.21
Ratio of gross expenses to average net assets (5,7)	2.78	% (6)	2.64%		16.97%	2.70	% (6)
Ratio of net expenses to average net assets (7)	2.50	% (6)	2.50%		2.50%	2.50	% (6)
Ratio of net investment income (loss)to average net assets (7)	(2.15	)% (6)	(2.19)%		(2.16)%	0.00	% (6)
Portfolio Turnover Rate	0	% (4)	0%		0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class C shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class I
	Six Months Ended		Year Ended		Year Ended	Period Ended
	March 31, 2017		September 30,		September 30,	September 30,
	(Unaudited)		2016		2015	2014 (1)
Net asset value, beginning of period	$11.61		$12.02		$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.14)		(0.17)	(0.05)
Net realized and unrealized gain (loss) on investments	0.24		(0.27	) (9)	2.01	0.26
Total from investment operations	0.18		(0.41)		1.84	0.21
Paid in capital from redemption fees	0.00	(8)	0.00	(8)	0.01	—
Less distributions from:
Net investment income	—		—		(0.04)	—
Total distributions	—		—		(0.04)	—
Net asset value, end of period	$11.79		$11.61		$12.02	$10.21
Total return (3)	1.55	% (4)	(3.41)%		18.11%	2.10	% (4)
Net assets, at end of period	$12,213,673		$21,623,290		$2,016,332	$107,676
Ratio of gross expenses to average net assets (5,7)	1.78	% (6)	1.64%		15.97%	1.70	% (6)
Ratio of net expenses to average net assets (7)	1.50	% (6)	1.50%		1.50%	1.50	% (6)
Ratio of net investment loss to average net assets (7)	(1.16	)% (6)	(1.18)%		(1.41)%	(1.45	)% (6)
Portfolio Turnover Rate	0	% (4)	0%		0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class I shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,	September 30,
	(Unaudited)		2016	2015	2014 (1)
Net asset value, beginning of period	$8.84		$7.45	$9.39	$10.00
Activity from investment operations:
Net investment income (2)	0.29		0.31	0.10	0.30
Net realized and unrealized gain (loss) on investments	0.25		1.24	(1.93)	(0.74)
Total from investment operations	0.54		1.55	(1.83)	(0.44)
Paid in capital from redemption fees (8)	0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(0.15)		(0.16)	(0.08)	(0.17)
Net return of capital	—		—	(0.03)	—
Total distributions	(0.15)		(0.16)	(0.11)	(0.17)
Net asset value, end of period	$9.23		$8.84	$7.45	$9.39
Total return (3)	6.08	% (4)	21.40%	(19.66)%	(4.52	)% (4)
Net assets, at end of period	$13,815,809		$14,251	$20,429	$88,373
Ratio of gross expenses to average net assets (5,7)	1.79	% (6)	1.61%	1.41%	1.51	% (6)
Ratio of net expenses to average net assets (7)	1.40	% (6)	1.40%	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (7,9)	6.37	% (6)	4.02%	1.17%	2.90	% (6)
Portfolio Turnover Rate	14	% (4)	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class A shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class C
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,	September 30,
	(Unaudited)		2016	2015	2014 (1)
Net asset value, beginning of period	$8.77		$7.42	$9.37	$10.00
Activity from investment operations:
Net investment income (2)	0.25		0.25	0.05	0.22
Net realized and unrealized gain on investments	0.25		1.24	(1.94)	(0.74)
Total from investment operations	0.50		1.49	(1.89)	(0.52)
Paid in capital from redemption fees	—		0.00 (8)	0.00 (8)	0.00	(8)
Less distributions from:
Net investment income	(0.12)		(0.14)	(0.03)	(0.11)
Net return of capital	—		—	(0.03)	—
Total distributions	(0.12)		(0.14)	(0.06)	(0.11)
Net asset value, end of period	$9.15		$8.77	$7.42	$9.37
Total return (3)	5.68	% (4)	20.42%	(20.16)%	(5.22	)% (4)
Net assets, at end of period	$12,839,740		$14,113	$20,123	$49,892
Ratio of gross expenses to average net assets (5,7)	2.54	% (6)	2.36%	2.16%	2.26	% (6)
Ratio of net expenses to average net assets (7)	2.15	% (6)	2.15%	2.15%	2.15	% (6)
Ratio of net investment income to average net assets (7,9)	5.62	% (6)	3.27%	0.58%	2.13	% (6)
Portfolio Turnover Rate	14	% (4)	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class C shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,	September 30,
	(Unaudited)		2016	2015	2014 (1)
Net asset value, beginning of period	$8.72		$7.39	$9.40	$10.00
Activity from investment operations:
Net investment income (2)	0.30		0.34	0.12	0.31
Net realized and unrealized gain (loss) on investments	0.22		1.22	(1.93)	(0.72)
Total from investment operations	0.52		1.56	(1.81)	(0.41)
Paid in capital from redemption fees (8)	0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(0.14)		(0.23)	(0.17)	(0.19)
Net return of capital	—		—	(0.03)	—
Total distributions	(0.14)		(0.23)	(0.20)	(0.19)
Net asset value, end of period	$9.10		$8.72	$7.39	$9.40
Total return (3)	6.28	% (4)	21.59%	(19.44)%	(4.22	)% (4)
Net assets, at end of period	$28,135,222		$27,662	$34,754	$152,845
Ratio of gross expenses to average net assets (5,7)	1.54	% (6)	1.36%	1.16%	1.26	% (6)
Ratio of net expenses to average net assets (7)	1.15	% (6)	1.15%	1.15%	1.15	% (6)
Ratio of net investment income to average net assets (7,9)	6.67	% (6)	4.36%	1.41%	2.99	% (6)
Portfolio Turnover Rate	14	% (4)	81%	149%	90	% (4)

(1)	The Leland Real Asset Opportunities Fund’s Class I shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class A
	Six Months Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$10.28		$9.28	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.03	0.06
Net realized and unrealized gain (loss) on investments	0.89		1.41	(0.78)
Total from investment operations	0.91		1.44	(0.72)
Less distributions from:
Net investment income	—		(0.44)	—
Net realized gains	(0.15)		—	—
Total distributions	(0.15)		(0.44)	—
Net asset value, end of period	$11.04		$10.28	9.28
Total return (3)	8.92	% (4)	15.72%	(7.20	)% (4)
Net assets, at end of period	$113,171		$24,844	$9
Ratio of gross expenses to average net assets excluding interest expense (5,7)	1.89	% (6)	1.87%	1.96	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	1.75	% (6)	1.75%	1.75	% (6)
Ratio of net investment income to average net assets (7)	0.32	% (6)	0.33%	3.37	% (6)
Portfolio Turnover Rate	26	% (4)	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class A shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class C
	Six Months Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$10.26		$9.28	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.05)	0.06
Net realized and unrealized gain (loss) on investments	0.89		1.47 (8)	(0.78)
Total from investment operations	0.86		1.42	(0.72)
Less distributions from:
Net investment income	—		(0.44)	—
Net realized gains	(0.15)		—	—
Total distributions	(0.15)		(0.44)	—
Net asset value, end of period	10.97		$10.26	$9.28
Total return (3)	8.45	% (4)	15.49%	(7.20	)% (4)
Net assets, at end of period	$102,851		$94,823	$9
Ratio of gross expenses to average net assets excluding interest expense (5,7)	2.64	% (6)	2.62%	2.71	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	2.50	% (6)	2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(0.57	)% (6)	(0.54)%	4.12	% (6)
Portfolio Turnover Rate	26	% (4)	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class C shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class I
	Six Months Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$10.30		$9.29	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.07	0.01
Net realized and unrealized gain (loss) on investments	0.90		1.38	(0.72)
Total from investment operations	0.93		1.45	(0.71)
Paid in capital from redemption fees	0.00	(8)	—	—
Less distributions from:
Net investment income	—		(0.44)	—
Net realized gains	(0.15)		—	—
Total distributions	(0.15)		(0.44)	—
Net asset value, end of period	$11.08		$10.30	$9.29
Total return (3)	9.10	% (4)	15.94%	(7.10	)% (4)
Net assets, at end of period	$8,212,353		$6,835,280	$5,101,640
Ratio of gross expenses to average net assets excluding interest expense (5,7)	1.64	% (6)	1.62%	1.71	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	1.50	% (6)	1.50%	1.50	% (6)
Ratio of net investment income to average net assets (7)	0.56	% (6)	0.71%	3.12	% (6)
Portfolio Turnover Rate	26	% (4)	53%	51	% (4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class I shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class A
	Six Months Ended		Year Ended	Period Ended		Period Ended
	March 31, 2017		September 30,	September 30,		March 31,
	(Unaudited)		2016	2015 (1)		2015 (2)
Net asset value, beginning of period	$11.50		$10.42	$10.82		$10.00
Activity from investment operations:
Net investment loss (3)	(0.04)		(0.03)	(0.06)		(0.01)
Net realized and unrealized gain (loss) on investments	1.31		2.05	(0.28)		1.09
Total from investment operations	1.27		2.02	(0.34)		1.08
Less distributions from:
Net investment income	—		(0.34)	(0.00	) (9)	(0.26)
Net realized gains	(0.44)		(0.60)	(0.06)		—
Total distributions	(0.44)		(0.94)	(0.06)		(0.26)
Net asset value, end of period	$12.33		$11.50	$10.42		$10.82
Total return (4)	11.50	% (5)	19.37%	(3.14)%		10.83	% (5)
Net assets, at end of period	$463,345		$313,657	$4,958		$5,162
Ratio of gross expenses to average net assets excluding interest expense (6,8)	1.83	% (7)	1.83%	4.52	% (7)	6.37	% (7)
Ratio of net expenses to average net assets excluding interest expense (8)	1.75	% (7)	1.75%	1.75	% (7)	1.75	% (7)
Ratio of net investment loss to average net assets (8)	(0.77	)% (7)	(0.34)%	(1.09	)% (7)	(0.14	)% (7)
Portfolio Turnover Rate	30	% (5)	256%	42	% (5)	19	% (5)

(1)	For the period of April 1, 2015 to September 30, 2015.

(2)	The Leland Thomson Reuters Venture Capital Index Fund Class A shares commenced operations on October 1, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	CLASS C
	Six Months Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$11.43		$10.43	$10.82
Activity from investment operations:
Net investment income (loss) (2)	(0.09)		(0.11)	0.00
Net realized and unrealized gain (loss) on investments	1.31		2.05	(0.39)
Total from investment operations	1.22		1.94	(0.39)
Less distributions from:
Net investment income	—		(0.34)	0.00
Net realized gains	(0.44)		(0.60)	—
Total distributions	(0.44)		(0.94)	—
Net asset value, end of period	$12.21		$11.43	$10.43
Total return (3)	11.13	% (4)	18.63%	(3.60	)% (4)
Net assets, at end of period	$31,166		$28,053	$10
Ratio of gross expenses to average net assets excluding interest expense (5,7)	2.58	% (6)	2.58%	5.27	% (6)
Ratio of net expenses to average net assets excluding interest expense (7)	2.50	% (6)	2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.60	)% (6)	(1.08)%	0.00	% (6)
Portfolio Turnover Rate	30	% (4)	256%	42	% (4)

(1)	The Leland Thomson Reuters Venture Capital Index Fund Class C shares commenced operations on September 23, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	CLASS I
	Year Ended		Year Ended	Period Ended		Period Ended
	September 30,		September 30,	September 30,		March 31,
	2016		2016	2015 (1)		2015 (2)
Net asset value, beginning of period	$11.51		$10.44	$10.83		$10.00
Activity from investment operations:
Net investment income (loss) (3)	(0.03)		(0.02)	(0.02)		0.00	(9)
Net realized and unrealized gain (loss) on investments	1.32		2.04	(0.31)		1.09
Total from investment operations	1.29		2.02	(0.33)		1.09
Paid in capital from redemption fees	—		0.00 (9)	—		—
Less distributions from:
Net investment income	—		(0.35)	(0.00	) (9)	(0.26)
Net realized gains	(0.44)		(0.60)	(0.06)		—
Total distributions	(0.44)		(0.95)	(0.06)		(0.26)
Net asset value, end of period	$12.36		$11.51	$10.44		$10.83
Total return (4)	11.67	% (5)	19.44%	(3.05)%		10.94	% (5)
Net assets, at end of period	$9,005,553		$13,474,055	$10,449,044		$10,772,203
Ratio of gross expenses to average net assets excluding interest expense (6,8)	1.58	% (7)	1.58%	4.27	% (7)	5.92	% (7)
Ratio of net expenses to average net assets excluding interest expense (8)	1.50	% (7)	1.50%	1.50	% (7)	1.50	% (7)
Ratio of net investment income (loss) to average net assets (8)	(0.51	)% (7)	(0.13)%	(0.36	)% (7)	0.05	% (7)
Portfolio Turnover Rate	30	% (5)	256%	42	% (5)	19	% (5)

(1)	For the period of April 1, 2015 to September 30, 2015.

(2)	The Leland Thomson Reuters Venture Capital Index Fund I shares commenced operations on October 1, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2017

1.	ORGANIZATION

The Leland International Advantage Fund (“International Advantage Fund”), the Leland Currency Strategy Fund (“Currency Strategy Fund”), formerly known as Good Harbor Tactical Currency Strategy Fund, the Leland Real Asset Opportunities Fund (“Real Asset Opportunities”), formerly known as the Good Harbor Equity Income Fund, the Leland Thomson Reuters Private Equity Index Fund (“Private Equity Index Fund”), and the Leland Thomson Reuters Venture Capital Index Fund (“Venture Capital Index Fund”), formerly known as MPS Thomson Reuters Venture Capital Index Fund are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company (International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund are each a “Fund” and collectively the “Funds”). The investment objective of the International Advantage Fund, the Currency Strategy Fund is total return from capital appreciation and income. The investment objective of the Real Asset Opportunities Fund is total return from capital appreciation with an emphasis on income. The investment objective of the Private Equity Index Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The investment objective of the Venture Capital Index Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The International Advantage Fund commenced operations on August 25, 2015, the Currency Strategy Fund commenced operations on May 30, 2014, the Real Asset Opportunities Fund commenced operations on October 1, 2013 and the Private Equity Index Fund commenced operations on September 18, 2015. The Venture Capital Index Fund Class A and Class I shares commenced operations on October 1, 2014. The Venture Capital Index Fund acquired all of the assets and liabilities of the MPS Thomson Reuters Venture Capital Index Fund (the “Predecessor Fund”) in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Institutional Class shares of the Predecessor Fund were exchanged for Class I shares of the Venture Capital Index Fund; and Class A shares of the Predecessor Fund were exchanged for Class A shares of the Venture Capital Index Fund. The Venture Capital Index Fund Class C shares commenced operations on September 23, 2015. The Venture Capital Index Fund changed its fiscal year end from March 31 to September 30.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Options Transactions – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Funds write a call option, an amount equal to the premium received is included in the statements of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ investments measured at fair value:

CURRENCY STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Short - Term Investments	$15,352,114	$—	$—	$15,352,114
Total	$15,352,114	$—	$—	$15,352,114
Derivatives
Forward Foreign Currency Exchange Contracts	$—	$906,051	$—	$906,051
Liabilities
Derivatives
Forward Foreign Currency Exchange Contracts	$—	$623,324	$—	$623,324

LELAND REAL ASSET OPPORTUNITIES FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$10,395,898	$—	$—	$10,395,898
Equity Fund	3,714,902	—	—	3,714,902
Real Estate Investment Trusts	33,515,121	—	—	33,515,121
Short - Term Investment	6,982,408	—	—	6,982,408
Total	$54,608,329	$—	$—	$54,608,329
Liabilities
Derivatives
Written Call Options	$98,040	$—	$—	$98,040

PRIVATE EQUITY INDEX FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$8,145,226	$—	$—	$8,145,226
Real Estate Investment Trusts	37,094	—	—	37,094
Short - Term Investments	234,959	—	—	234,959
Total	$8,417,279	$—	$—	$8,417,279
Derivatives
Swap Contracts **	$—	$6,911	$—	$6,911
Liabilities
Derivatives
Swap Contracts **	$—	$10,980	$—	$10,980

LELAND THOMSON REUTERS VENTURE CAPITAL INCOME FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$8,990,426	$—	$—	$8,990,426
Real Estate Investment Trusts	3,852	—	—	3,852
Short - Term Investment	379,818	—	—	379,818
Total	$9,374,096	$—	$—	$9,374,096
Derivatives
Swap Contracts **	$—	$108,286	$—	$108,286

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – The Funds gain economic exposure to foreign currencies through their investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statements of Operations. For the six months ended March 31, 2017 the International Advantage Fund and Currency Strategy Fund had net realized losses of $414 and $182,978 on forward foreign currency exchange contracts, respectively.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that a Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

The number of option contracts written and the premiums received by the Real Asset Opportunities Fund for the six months ended March 31, 2017, were as follows:

	Written Call Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	(1,415)	$(215,736)
Options written	(817)	(135,410)
Options exercised	568	152,738
Options expired	847	62,998
Options outstanding, end of period	(817)	$(135,410)

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of March 31, 2017, the Private Equity Index Fund had net unrealized losses from open swap contracts in the amount of $4,069, while the Venture Capital Index Fund had net unrealized gains from open swap contracts in the amount of $108,286. For the six months ended March 31, 2017, the Private Equity Index Fund and the Venture Capital Index Fund had realized gains of $156,880 and $210,967 from swap contracts, respectively.

The derivative instruments outstanding as of March 31, 2017 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Currency Strategy Fund, Real Asset Opportunities Fund, Private Equity Index Fund, and Venture Capital Index Fund’s Statements of Assets and Liabilities as of March 31, 2017:

		Asset Derivatives		Liability Derivatives
	Contract
	Type/Primary Risk	Balance Sheet		Balance Sheet
Fund	Exposure	Location	Fair Value	Location	Fair Value
Currency Strategy Fund	Currency	Unrealized appreciation on forward foreign currency transactions	906,051	Unrealized depreciation on forward foreign currency transactions	623,324

Real Asset Opportunities Fund	Equity	Options Written, at value	—	Options Written, at value	98,040

Private Equity Index Fund	Equity	Unrealized gain on swap contracts	6,911	Unrealized loss on swap contracts	10,980

Venture Capital Index Fund	Equity	Unrealized gain on swap contracts	108,286	Unrealized loss on swap contracts	—

The following is a summary of the location of derivative investments on the International Advantage Fund, Currency Strategy Fund, Leland Real Asset Opportunities, Private Equity Index Fund and Venture Capital Index Fund’s Statements of Operations as of March 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Foreign Currency Contracts	Net realized gain (loss) on forward foreign currency contracts;
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions

Options Written	Net realized gain (loss) on options;
Net change in unrealized appreciation (depreciation) on options

Swap Contracts	Net realized gain (loss) on swaps contract;
Net change in unrealized appreciation (depreciation) on swaps

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

The following is a summary of the Funds’ realized gain (loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
			period ended
Derivative Investment Type	Equity Risk	Currency Risk	March 31, 2017
International Advantage Fund
Forward Foreign Currency Contracts	$—	$(414)	$(414)
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$(182,978)	$(182,978)
Real Asset Opportunities Fund
Options Written	$62,998	$—	$62,998
Private Equity Index Fund
Swap Contracts	$156,880	$—	$156,880
Venture Capital Index Fund
Swap Contracts	$210,967	$—	$210,967

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
			period ended March
Derivative Investment Type	Equity Risk	Currency Risk	31, 2017
International Advantage Fund
Forward Foreign Currency Contracts	$—	$670	$670
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$341,653	$341,653
Real Asset Opportunities Fund
Options Written	$240,210	$—	$240,210
Private Equity Index Fund
Swap Contracts	$(22,139)	$—	$(22,139)
Venture Capital Index Fund
Swap Contracts	$(103,589)	$—	$(103,589)

Offsetting of Financial Assets and Derivative Assets

The following tables show additional information regarding the offsetting of assets and liabilities at March 31, 2017 for the Currency Strategy Fund, Real Asset Opportunities Fund, Private Equity Index Fund, and Venture Capital Index Fund.

Currency Strategy Fund

Assets:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Plaedged *	Net Amount **
Forward Foreign Currency
Transactions	$906,051	$—	$906,051	$(623,324)	$—	$282,727
Total	$906,051	$—	$906,051	$(623,324)	$—	$282,727

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) March 31, 2017

 Currency Strategy Fund

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Forward Foreign Currency
Transactions	$(623,324)	$—	$(623,324)	$623,324	$—	$—
Total	$(623,324)	$—	$(623,324)	$623,324	$—	$—

Real Asset Opportunities Fund

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Forward Foreign Currency
Transactions	$(98,040)	$—	$(98,040)	$98,040	$—	$—
Total	$(98,040)	$—	$(98,040)	$98,040	$—	$—

Private Equity Index Fund

Assets:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Swaps Contracts	$6,911	$—	$6,911	$(6,911)	$—	$—
Total	$6,911	$—	$6,911	$(6,911)	$—	$—

Private Equity Index Fund

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Swap Contracts	$(10,980)	$—	$(10,980)	$6,911	$—	$(4,069)
Total	$(10,980)	$—	$(10,980)	$6,911	$—	$(4,069)

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Venture Capital Index Fund

Assets:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged *	Net Amount **
Swaps Contracts	$108,286	$—	$108,286	$—		$108,286
Total	$108,286	$—	$108,286	$—	$—	$108,286

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

**	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from over the counter financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
International Advantage Fund	Annually	Annually
Currency Strategy Fund	Annually	Annually
Real Asset Opportunities Fund	Monthly	Annually
Private Equity Index Fund	Annually	Annually
Venture Capital Index Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2015 to September 30, 2016, or expected to be taken in the Funds’ September 30, 2017 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH RELATED PARTIES

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the International Advantage Fund and Currency Strategy Fund’s average daily net assets and 1.25% of the Private Equity Index Fund, and Venture Capital Index Fund’s average daily net assets. During the six months ended March 31, 2017, the Advisor earned the following fees:

Fund	Advisory Fee
International Advantage Fund	$5,123
Currency Strategy Fund	154,738
Real Asset Opportunities Fund	279,076
Private Equity Index Fund	47,652
Venture Capital Index Fund	71,627

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2018 for the Currency Strategy Fund, Real Asset Opportunities Fund, Private Equity Index Fund, and Venture Capital Index Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the International Advantage Fund and the Real Asset Opportunities Fund, and 1.75%, 2.50%, and 1.50% of the daily average net assets attributable to the Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund’s Class A, Class C and Class I shares (the “Expense Limitation”), respectively. During the six months ended March 31, 2017, the Advisor waived fees and/or reimbursed expenses in the amounts of:

Fund	Fees waived by the Advisor
International Advantage Fund	$670
Currency Strategy Fund	36,482
Real Asset Opportunities Fund	107,729
Private Equity Index Fund	5,523
Venture Capital Index Fund	4,511

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the year indicated.

Fund	2017	2018	2019
Currency Strategy Fund	68	40,031	31,244
Real Asset Opportunities Fund	160,146	29,827	116,483
Private Equity Index Fund	—	36	7,414
Venture Capital Index Fund	—	154,214	9,196

The Trust, with respect to each Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plan, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months ended March 31, 2017.

Fund	Distribution (12b-1) fees incurred
International Advantage Fund
Class A	$3
Currency Strategy Fund
Class A	8,574
Class C	6,529
Real Asset Opportunities Fund
Class A	17,504
Class C	69,031
Private Equity Index Fund
Class A	92
Class C	427
Venture Capital Index Fund
Class A	473
Class C	134

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended March 31, 2017.

	Underwriting	Amount
Fund	Commissions	Retained
Real Asset Opportunities Fund
Class A	$217	$217
Private Equity Index Fund
Class A	258	258
Venture Capital Index Fund
Class A	705	705

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

Class C shares of the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Fund during the six months ended March 31, 2017.

Fund	CDSC Paid
Currency Strategy Fund	$997
Real Asset Opportunities Fund	1,411

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds in accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2017 were as followed:

Fund	Purchases	Sales
International Advantage Fund	$362,270	$1,711,899
Currency Strategy Fund	—	—
Real Asset Opportunities Fund	9,942,852	6,529,579
Private Equity Index Fund	2,716,993	1,870,541
Venture Capital Index Fund	3,952,897	8,674,620

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the six months ended March 31, 2017 the redemption fees paid are as follows:

Fund	Redemption Fee
International Advantage Fund
Class I	$6
Currency Strategy Fund
Class A	9
Class C	2
Class I	82
Real Asset Opportunities Fund
Class A	24
Class I	5
Private Equity Index Fund
Class I	5

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Currency Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Invesco Short Term Investments Trust Liquid Assets Portfolio (the “Security”). The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of these Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at “www.sec.gov”. As of March 31, 2017, the percentage of the Currency Strategy Fund’s net assets invested in Invesco Short Term Investments Trust Liquid Assets Portfolio was 76.7%.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2017 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the Fund.

		Percentage of Voting
Fund	Shareholder	Securities as of
Real Asset Opportunities Fund	Wells Fargo Clearing Services, LLC.	34.6%
Private Equity Index Fund	NFS LLC FEBO/Lamb Company LLC.	75.8%
Venture Capital Index Fund	Lamb Company, LLC.	75.8%

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years or periods ended September 30, 2016 and September 30, 2015 was as follows:

For the year ended September 30, 2016:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
International Advantage Fund	$—	$—	$—	$—
Currency Strategy Fund	—	—	—	—
Real Asset Opportunities Fund	1,500,841	—	—	1,500,841
Private Equity Index Fund	250,798	—	—	250,798
Venture Capital Index Fund	916,210	54,475	—	970,685

For the year or period ended September 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
International Advantage Fund	$—	$—	$—	$—
Currency Strategy Fund	2,260	—	—	2,260
Real Asset Opportunities Fund	2,235,541	—	546,160	2,781,701
Private Equity Index Fund	—	—	—	—
Venture Capital Index Fund	66,229	1,217	—	67,446

The tax character of distributions paid by Leland Thomson Reuters Venture Capital Index Fund during the period ended March 31, 2015 was as follows:

For the period ended March 31, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Venture Capital Index Fund	$253,494	$—	$253,494

As of September 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

			Post				Total
	Undistributed	Undistributed	October Loss	Capital Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Earnings/
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Deficits)
International Advantage Fund	$5,037	$—	$(1,003)	$(485)	$—	$36,108	$39,657
Currency Strategy Fund	—	—	(1,823,024)	(39,423)	—	65,729	(1,796,718)
Real Asset Opportunities Fund	287,215	—	(3,891,550)	(48,401,065)	—	3,528,712	(48,476,688)
Private Equity Index Fund	106,488	157	—	—	—	571,181	677,826
Venture Capital Index Fund	349,003	111,503	—	—	—	911,574	1,372,080

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment on open forward foreign currency contracts and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Leland Currency Strategy Fund incurred and elected to defer such late year losses of $127,085.

LELAND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Losses
International Advantage Fund	$1,003
Currency Strategy Fund	1,695,939
Real Asset Opportunities Fund	—
Private Equity Index Fund	—
Venture Capital Index Fund	—

At September 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
International Advantage Fund	$186	$299	$485
Currency Strategy Fund	15,769	23,654	39,423
Real Asset Opportunities Fund	38,883,453	9,517,612	48,401,065
Private Equity Index Fund	—	—	—
Venture Capital Index Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency exchange gains (losses), adjustments for real estate investment trusts, passive foreign investment companies and non-deductible expenses, C-Corporation return of capital distributions, the reclassification of swap gains (losses), net operating losses, distribution reclassifications, resulted in reclassifications for the following funds for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
International Advantage Fund	$—	$41	$(41)
Currency Strategy Fund	(31)	105,578	(105,547)
Real Asset Opportunities Fund	39,336	(482,075)	442,739
Private Equity Index Fund	—	189,600	(189,600)
Venture Capital Index Fund	—	(31,428)	31,428

8.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Board of Trustees of Northern Lights Fund Trust III, has concluded that it is in the best interests of the Leland International Advantage Fund (the “Fund”) and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares on or about March 31, 2017 (“Redemption Date”).

Effective April 1, 2017, FDO Partners, LLC (“FDO”), a sub-adviser to the Leland Currency Strategy Fund (the “Fund”), is no longer managing any portion of the assets of the Fund, and the Fund’s investment adviser, Good Harbor Financial, LLC, does not expect to allocate any of the Fund’s assets to FDO to manage in the future. References in the Fund’s Prospectus to FDO and FDO’s portfolio managers should be disregarded.

LELAND FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2017

Renewal of Advisory Agreement–Leland International Advantage Fund and Leland Currency Strategy Fund*

In connection with a meeting held on February 16th and 17th, 2017, the Board of Trustees (the “Board” ) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (the “Adviser”) and the Trust, with respect to the Leland International Advantage Fund (“Leland IA”) and Leland Currency Strategy Fund (“Leland CS,” and collectively, the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Leland IA and Leland CS and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Quality and Extent of Services.

The Board reviewed Adviser’s history and the experience of the investment personnel. The Board noted that the Adviser was founded in 2003 and presently advised seven funds in the Trust. The Board remarked on the extensive investment industry experience of the Advisers investment personnel and their excellent educational resumes. The Board reviewed the Adviser’s investment processes, which primarily utilized tactical asset allocation models. The Board acknowledged that the Adviser’s strategy was challenged by the unique 2016 market. The Board observed that the Adviser utilized proprietary tactical allocation models, developed by a team of quantitative experts that were periodically reevaluated and adjusted to ensure quality investment management to the funds. The Board noted that the Adviser also provided portfolio management, marketing and sales, client services and trading services to the Funds. The Board expressed satisfaction with the Adviser’s comprehensive risk management plan that established risk and volatility guidelines for each of the Funds. The Trustees reviewed the Adviser’s best execution practices and found that the Adviser evaluated broker-dealers monthly to assess relevant costs and quality of service factors. The Board noted that the Adviser reported no material compliance or litigation issues since the Advisory Agreement was last approved. The Trustees concluded that the Adviser’s seasoned investment team would continue to provide high quality service to the Funds and its shareholders.

Performance.

Leland IA – The Board reviewed performance data for Leland IA, noting that over the one-year and since-inception periods, the Fund experienced negative returns, ranking in the bottom quartile of its peer group and the Morningstar Foreign Large Blend category. The Board noted that the Fund underperformed its benchmark, the MSCI ACWI Ex USA NR USD, in those periods as well. Much like Leland CS, the Trustees acknowledge that the Fund’s strategy had miscalculated two major geopolitical events in 2016, Brexit and the U.S. Presidential election. The Board noted that the Fund is still young and concluded that the Adviser should be retained to manage the Fund through a full market cycle.

Leland CS – The Board reviewed performance data for Leland CS, noting that over the one-year period, Leland CS returned -8.42% and ranked in the bottom of its peer group and the Morningstar Multicurrency category. The Board noted that Leland CS also significantly underperformed its benchmark, the BofAML USD Libor 3 Mon CM. The Board reasoned that the recent underperformance was due to geopolitical events like Great Britain’s exit from the European Union and the U.S. Presidential election in November 2016, both of which were challenging for a systematic behavioral-based strategy. The Board acknowledged that since inception in May 2014, Leland CS had outperformed its peer group, Morningstar category and benchmark, ranking in the top quartile. The Board concluded that the long-term performance of Leland CS was satisfactory and that the recent disappointments were an aberration.

LELAND FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2017

Fees and Expenses.

Leland IA – The Board noted that Adviser’s advisory fee of 1.00% was greater than the median, but within the range, of its peer group. The Board conceded that the Adviser had recently reduce its advisory fee from 1.25% to the current 1.00% level. The Board also noted that the Fund’s net expense ratio was among the highest in its peer group. The Board considered that the funds included in the Fund’s peer group and Morningstar category were static foreign equity funds, compared to the Fund’s more dynamic, actively-managed strategy. The Board acknowledged that the representatives of Morningstar acknowledges that it was challenging to find peers with an active currency overlay similar to that of the Fund. After further discussion, the Board concluded that the advisory fee was not unreasonable.

Leland CS – The Board noted that the Adviser’s advisory fee of 1.00% was greater than the median advisory fees of its peer group and Morningstar category, and even exceeded the higher end of the range for both comparison groups. The Board considered the Adviser’s justification for these relatively higher fees. The Board noted that the funds in the peer group and Morningstar category had significantly greater assets under management and that these funds likely benefit from further economies of scale. The Board discussed this and other factors, and concluded that the advisory fee was not reasonable.

Economies of Scale.

The Board discussed the size of each of the Funds and their prospects for growth and noted the Adviser anticipated very modest growth in assets. It also discussed the Adviser’s agreement to lower fees on Leland CS and Leland IA. The Board concluded that none of the Funds had yet achieved meaningful economies justifying breakpoints. However, the representatives from agreed that, as each of the Funds grows and the Adviser achieves economies of scale, the Adviser would be willing to discuss the implementation of breakpoints on a per fund basis at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability.

The Board reviewed a profitability analysis in connection with the Adviser’s advisory relationship with each of the Funds, noting that the Adviser waived fees and experienced losses with respect to the management of each of the Funds. The Board concluded that it was satisfied that the Adviser’s profitability level associated with its relationship with each of the Funds was not excessive.

Conclusion.

Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee paid for each of the Funds was not unreasonable and that renewal of the Advisory Agreement was in the best interests each of the Funds and their shareholders. The Board noted that the Adviser had demonstrated with the back-tested data presented at the meeting that the Adviser could be a successful replacement for FDO. Given the data presented, as well as the Trust’s past experience with the Adviser, the Board concluded that Adviser had demonstrated that it had the capability, knowledge and quantitative models to provide benefit to the Funds and their shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of each of the Funds.

LELAND FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of the Leland Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leland Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	10/1/16	3/31/17	10/1/16 – 3/31/17 *	Expense Ratio
Leland Currency Strategy Fund
Class A	$1,000.00	$1,013.80	$8.79	1.75%
Class C	$1,000.00	$1,010.50	$12.53	2.50%
Class I	$1,000.00	$1,015.50	$7.54	1.50%
Leland Real Asset Opportunities Fund
Class A	$1,000.00	$1,060.80	$7.19	1.40%
Class C	$1,000.00	$1,056.80	$11.03	2.15%
Class I	$1,000.00	$1,062.80	$5.91	1.15%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$1,089.20	$9.12	1.75%
Class C	$1,000.00	$1,084.50	$12.99	2.50%
Class I	$1,000.00	$1,091.00	$7.82	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$1,115.00	$9.23	1.75%
Class C	$1,000.00	$1,111.30	$13.16	2.50%
Class I	$1,000.00	$1,116.70	$7.92	1.50%

LELAND FUNDS
EXPENSE EXAMPLES (Unaudited) (Continued)
March 31, 2017

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/16	3/31/17	10/1/16 – 3/31/17 *	Expense Ratio
Leland Currency Strategy Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.47	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%
Leland Real Asset Opportunities Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.57	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.53	$12.61	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 1850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/5/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/5/17